Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Loans receivable, allowance for loan losses	$ 6,112	$ 5,700
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,963,378	7,951,699
Common stock, shares outstanding	6,717,242	6,865,811
Treasury stock, shares	1,246,136	1,085,888
Unearned ESOP Shares at cost	498,346	546,413